Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Entity Registrant Name	The Real Brokerage Inc.
Entity Central Index Key	0001862461
Current Fiscal Year End Date	--12-31
Document Type	40-F/A
Amendment Flag	true
Amendment Description	The Real Brokerage Inc. (the "Registrant" or the "Company") is filing this Amendment No. 1 on Form 40-F/A ("Amendment No. 1") to the Company's Annual Report on Form 40-F, dated March 18, 2022 (the "Original Form 40-F") for the sole purpose of submitting Exhibits 101 and 104 to the Form 40-F as required by General Instruction B(15)(a)(iii) of Form 40-F and Rule 405 of Regulation S-T. Exhibits 101 and 104 were omitted from the Registrant's Original Form 40-F in accordance with the 30-day grace period provided under Rule 405(a)(2)(ii) or Regulation S-T. Further, The Company is filing this Amendment No. 1 to amend the Financial Statements filed with the Original Form 40-F as Exhibit 99.2 and the Management Discussion & Analysis filed with the Original Form 40-F as Exhibit 99.3. Except as set forth above, this Amendment No. 1 does not modify or update any of the disclosures in the Original Form 40-F. This Amendment No. 1 speaks as of the time of filing the Original Form 40-F, and does not reflect events that may have occurred subsequent to such filing.
Document Period End Date	Dec. 31, 2021
Entity Common Stock, Shares Outstanding	178,242,429
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes
Entity File Number	001-40442
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	133 Richmond Street West
Entity Address, Address Line Two	Suite 302
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5H 2L3
City Area Code	646
Local Phone Number	469-7107
Annual Information Form	true
Audited Annual Financial Statements	true
Document Annual Report	true
Document Registration Statement	false
Trading Symbol	REAX
Title of 12(b) Security	Common Shares, no par value
Security Exchange Name	NASDAQ
Auditor Firm ID	1197
Auditor Location	Tel Aviv, Israel
Auditor Name	Brightman Almagor Zohar & Co
ICFR Auditor Attestation Flag	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street, 18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	1-800
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.